Non-financial Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	$ 1,084	$ 1,814
Additions	323	194
Exchange differences	(17)	(14)
Disposals	(2)	(1)
Plant and equipment depreciation	(562)	(909)	$ (1,578)
Property Plant and Equipment, Ending Balance	826	1,084	1,814
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	8,600
Property Plant and Equipment, Ending Balance	8,534	8,600
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(7,516)
Property Plant and Equipment, Ending Balance	(7,708)	(7,516)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	306	751
Additions	114	16
Exchange differences	1	(1)
Plant and equipment depreciation	(217)	(460)
Property Plant and Equipment, Ending Balance	204	306	751
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	4,152
Property Plant and Equipment, Ending Balance	4,207	4,152
Plant and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(3,846)
Property Plant and Equipment, Ending Balance	(4,003)	(3,846)
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	414	547
Additions	102	2
Exchange differences	(5)	(1)
Disposals	(2)
Plant and equipment depreciation	(133)	(134)
Property Plant and Equipment, Ending Balance	376	414	547
Office Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	1,249
Property Plant and Equipment, Ending Balance	1,304	1,249
Office Furniture and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(835)
Property Plant and Equipment, Ending Balance	(928)	(835)
Computer Hardware and Software
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	364	516
Additions	107	176
Exchange differences	(13)	(12)
Disposals		(1)
Plant and equipment depreciation	(212)	(315)
Property Plant and Equipment, Ending Balance	246	364	$ 516
Computer Hardware and Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	3,199
Property Plant and Equipment, Ending Balance	3,023	3,199
Computer Hardware and Software | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(2,835)
Property Plant and Equipment, Ending Balance	$ (2,777)	$ (2,835)